Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		$ 2,195,270	$ 1,495,224
Accumulated depreciation	[1]	(1,508,650)	(999,508)
Depreciated cost		686,620	495,716
Land, Buildings And Leasehold Improvements
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1],[2]	756,767	473,483
Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1],[3]	1,270,259	882,858
Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1]	112,297	90,602
Motor Vehicles And Airplanes
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1]	$ 55,947	$ 48,281
Israel
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		2,816,000
Real estate leased, square feet | ft²		6,574,000
U.S.
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		808,000
Real estate leased, square feet | ft²		787,000
Other Countries
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		1,097,000
Real estate leased, square feet | ft²		525,000

[1]	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $15,492 and $15,208 as of December 31, 2018 and 2017, respectively.
[2]	Set forth below is additional information regarding the real estate owned or leased by the Company:

	Israel(a)	U.S.(b)	Other Countries(c)
Owned	2,816,000 square feet	808,000 square feet	1,097,000 square feet
Leased	6,574,000 square feet	787,000 square feet	525,000 square feet

[3]	Includes equipment produced by the Company for its own use in the aggregate amount of $120,093 and $121,205 as of December 31, 2018 and 2017, respectively, and capitalized costs related to the new ERP system (see Note 2N)